Accounts receivable, net (Tables)	12 Months Ended
Dec. 31, 2020
Accounts receivable, net
	2020	2019
	US$’000	US$’000

Contract receivables	3,229	3,622
Less: allowance for doubtful accounts	(30)	(36)

	3,199	3,586

Allowance for doubtful accounts activity
	2020	2019
	US$’000	US$’000

Balance at beginning of period	36	112
Less : reversal in allowances	(6)	(76)

Balance at end of period	30	36

Age analysis of past due account receivables
	2020	2019
	US$’000	US$’000

Current	2,014	1,495

Past due
1-30 days	85	41
31-60 days	202	1,343
61-90 days	41	99
Greater than or equal to 91 days	857	608

	1,185	2,091

	3,199	3,586

ZHEJIANG TIANLAN
Accounts receivable, net
	2020	2019
	RMB’000	RMB’000

Contract receivables	160,803	165,262
Less: allowance for doubtful accounts	(42,182)	(26,484)

	118,621	138,778

Allowance for doubtful accounts activity
	2020	2019
	RMB’000	RMB’000

Balance at beginning of period	26,484	24,047
Add: provision for allowances	22,161	2,437
Less: Reversal of provision for allowances	(6,463)	-

Balance at end of period	42,182	26,484

Age analysis of past due account receivables
	2020	2019
	RMB’000	RMB’000

Within 1 year	76,590	96,456
1 year - 2 years	31,389	30,252
2 years - 3 years	6,128	6,260
3 years - 4 years	3,678	5,179
4 years - 5 years	836	631

	118,621	138,778